Fair Value Measurements - Schedule of Changes in Fair value of Derivative Liabilities (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Oct. 31, 2020
Liabilities:
Fair value of derivative liabilities		$ 59,536,667	$ 27,610,000
Change in fair value	$ (32,816,667)	31,926,667
Fair value at December 31, 2020	59,536,667
Fair value at March 31, 2021	26,720,000	59,536,667
Warrant
Liabilities:
Fair value of derivative liabilities		19,350,000	13,500,000
Change in fair value	(7,200,000)	5,850,000
Fair value at December 31, 2020	19,350,000
Fair value at March 31, 2021	12,150,000	19,350,000
Private Placement Warrants
Liabilities:
Fair value of derivative liabilities		15,766,667	11,000,000
Change in fair value	(5,866,667)	4,766,667
Fair value at December 31, 2020	15,766,667
Fair value at March 31, 2021	9,900,000	15,766,667
Forward Purchase Agreements (FPAs)
Liabilities:
Fair value of derivative liabilities		24,420,000	$ 3,110,000
Change in fair value	(19,750,000)	21,310,000
Fair value at December 31, 2020	24,420,000
Fair value at March 31, 2021	$ 4,670,000	$ 24,420,000